Discontinued operations and assets and liabilities of disposal groups - Operating cash flows attributable to discontinued operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued operations and assets and liabilities of disposal groups
Net cash flows from operating activities	£ 362	£ 1,090	£ 2,212
Net cash flows from investing activities	5,473	6,164
Net increase in cash and cash equivalents	£ 5,835	£ 7,254	£ 2,212